Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Income (Loss)	$ (701,191)	$ (986,355)
Adjustments to Reconcile Net Loss to Net Cash Used in Operating Activities
Depreciation and Depletion	47,366	53,263
Loss Attributable to Non - Controlling Interests	0	(7,770)
Imputed Interest Income	0	(13,984)
Bad Debt Expense	0	244,217
Non-cash Portion of Interest on Convertible Debt	0	161,162
(Gain) Loss on Sales of Assets	1,433	0
(Gain) Loss on Extinguishment of Debt	0	(32,194)
Deferred Rent	10,000	0
Amortization of Debt Discount	312,500	204,929
Change in Fair Value of Derivative Liability	0	(72,841)
Changes in:
Prepaid Expenses	0	4,709
Accounts Payable	13,403	(20,876)
Accrued Expenses	66,436	(167,967)
Accrued Interest	120,300	107,166
NET CASH USED IN OPERATING ACTIVITIES	(129,753)	(526,541)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases and Development of Property Plant, Equipment and Mineral Rights	0	(36,000)
Proceeds from Sale of Assets	7,750	600,000
NET CASH USED IN INVESTING ACTIVITIES	7,750	564,000
CASH FLOWS FROM FINANCING ACTIVITIES:
Payments on Related Party Notes Payable	(15,793)	(181,500)
Proceeds from Related Party Notes Payable	85,880	95,835
Proceeds from Promissory Notes	0	95,000
Payment on Convertible Notes	0	(32,200)
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	70,087	(22,865)
NET CHANGE IN CASH AND CASH EQUIVALENTS	(51,916)	14,594
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	52,018	2,020
CASH AND CASH EQUIVALENTS AT END OF PERIOD	102	16,614
Non-cash financing and investing activities:
Accrued Interest added to Note Principal	0	433,484
Conversion of Notes Payable into Common Stock	0	249,858
Assignment of Portion of Promissory Note to Convertible Note	0	100,000
Assignment of Portion of Related Party Notes to Convertible Note	0	90,000
Conversion of Accrued Interest into Common Stock	62,500	7,035
Subsidiary Shares Issued for Purchase of Intangibles	$ 0	$ 2,500